Restatement	12 Months Ended
Dec. 31, 2023
Restatement
Restatement

(10)    Restatement

Subsequent to the issuance of the financial statements for the year ended December 31, 2023, the Fund determined that it was appropriate to restate the presentation of the investments held by the Fund through SPVs in the schedule of investments included in the financial statements. As a result, the financial statements have been restated to revise certain line items and disclosure to align with Regulation S-X 12-12. The revisions to such line items reflect the name of the applicable SPV in which the investment was made, along with the number of units and the underlying issuer or economic exposure in parentheses, previously presented as the underlying issuer along with the relevant shares or principal amount. These revisions are reflected in the accompanying restated financial statements and do not affect investments, at fair value, total assets, total net assets, net asset value (NAV) per share, changes in net assets, total return, or the Financial Highlights. Accordingly, all corresponding notes and supporting disclosures have been updated. The Fund believes these revisions enhance comparability and transparency for financial statement users. Aside from the presentation revisions to the schedule of investments and corresponding footnote disclosures, all other financial information remains unchanged from the previously issued financial statements.

Prior Schedule of Investments Presentation
Security Type	Security Name	Shares/ Principal Amount
Agreement for Future Delivery of Common Shares	Plaid, Inc.	1,540
Agreement for Future Delivery of Common Shares	Stripe, Inc.	49,075
Common Stocks	Relativity Space, LLC	63,846
Common Stocks	Space Exploration Technologies Corp.	9,100
Common Stocks	Space Exploration Technologies Corp.	135,135
Common Stocks	Space Exploration Technologies Corp.	47,143
Common Stocks	Brex, Inc.	117,941
Common Stocks	Epic Games, Inc.	4,946
Preferred Stocks	Bolt Financial, Inc., Series C Preferred Stock	45,455
Preferred Stocks	Impossible Foods, Inc. - Series H Preferred Stock	82,781
Special Purpose Vehicles	DXYZ OAI I LLC	11,236

Restated Schedule of Investments Presentation
Security Type	Security Name	Units
Special Purpose Vehicles	Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	1,540
Special Purpose Vehicles	Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock)	49,075
Special Purpose Vehicles	MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock)	63,846
Special Purpose Vehicles	Celadon Technology Fund VIII, LLC - Series B (economic exposure to Space Exploration Technologies Corp., Common Stock)	9,100
Special Purpose Vehicles	DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock)	135,135
Special Purpose Vehicles	MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock)	42,857
Special Purpose Vehicles	G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	N/A
Special Purpose Vehicles	MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock)	4,946
Special Purpose Vehicles	Rhenium Bolt 2021, LLC (invested in Bolt Financial, Inc., Series C Preferred Stock)	N/A
Special Purpose Vehicles	Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock)	N/A
Special Purpose Vehicles	DXYZ OAI I LLC	11,236

24

Prior Schedule of Investments Presentation of Securities by Country as a Percentage of Investments Fair Value

	Cost	Fair Value
United States 95.45%
Common Stocks	$47,110,978	$31,748,691
Convertible Notes	$2,000,000	$2,450,000
Preferred Stocks	$16,841,429	$8,076,093
Agreement for Future Delivery of Common Shares	$4,589,153	$1,679,612
Special Purpose Vehicles	$2,010,008	$2,000,008
Money Market	$4,833,833	$4,833,833
Total United States	$77,385,401	$50,788,237

United Kingdom 3.39%
Common Stocks	$5,275,185	$1,804,000
Total United Kingdom	$5,275,185	$1,804,000

Sweden 1.16%
Common Stocks	$4,657,660	$615,400
Total Sweden	$4,657,660	$615,400

Restated Schedule of Investments Presentation of Securities by Country as a Percentage of Investments Fair Value

	Cost	Fair Value
United States 95.45%
Common Stocks	$20,273,541	$7,630,539
Convertible Notes	$2,000,000	$2,450,000
Preferred Stocks	$12,742,469	$7,504,643
N/A	$—	$—
Special Purpose Vehicles	$37,535,558	$28,369,222
Money Market	$4,833,833	$4,833,833
Total United States	$77,385,401	$50,788,237

United Kingdom 3.39%
Common Stocks	$5,275,185	$1,804,000
Total United Kingdom	$5,275,185	$1,804,000

Sweden 1.16%
Common Stocks	$4,657,660	$615,400
Total Sweden	$4,657,660	$615,400